Combined Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
OPERATING ACTIVITIES
Net income	$ 155,822	$ 1,310,272
Items not involving operating cash flows	135,088	(1,051,650)
Current income tax expense	7,380	11,619
Income taxes paid	(18,090)	(7,039)
Interest expense	49,892	41,591
Interest paid	(52,494)	(40,483)
Changes in working capital balances	(102)	(2,046)
Cash provided by operating activities	277,496	262,264
Investment properties:
Property acquisitions	(492,717)	(925,447)
Proceeds from disposals, net	63,943	35,428
Leasing costs paid	(8,739)	(6,244)
Tenant allowances paid	(558)	(821)
Additions to income-producing properties	(54,933)	(28,003)
Additions to properties under development	(212,245)	(71,168)
Construction funds (in) released from escrow	(4,720)	8,341
Loan receivable advances	(55,780)	(10,455)
Acquisition deposits paid	0	(26,466)
Fixed asset additions	(807)	(589)
Cash used in investing activities	(766,556)	(1,025,424)
FINANCING ACTIVITIES
Monthly distributions paid	(202,284)	(191,082)
Proceeds from secured debt	48,439
Proceeds from secured debt		774
Proceeds from unsecured credit facility draws	254,804	0
Repayment of unsecured credit facility draws	(264,060)	0
Proceeds from unsecured term loan, net of financing costs	527,441	0
Proceeds from unsecured debenture, net of financing costs	0	497,289
Repayment of unsecured debenture, including early redemption premium	0	(253,963)
Settlement of cross currency interest rate swap	(6,563)	(18,787)
Repayment of lease obligations	(767)	(748)
Financing costs paid	0	(2,914)
Distributions to non-controlling interests	(41)	(154)
Proceeds from stapled unit offerings, net of issuance costs	13,115	303,060
Repurchase of stapled units	(155,525)	0
Cash provided by financing activities	214,559	333,475
Effect of exchange rate changes on cash and cash equivalents	7,069	918
Net decrease in cash and cash equivalents during the year	(267,432)	(428,767)
Cash and cash equivalents, beginning of year	402,513	831,280
Cash and cash equivalents, end of year	$ 135,081	$ 402,513